13 - Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Text Block]
13 -	Commitments and Contingencies

In March 2010, the Company signed a “Product, Manufacturing and Supply Agreement” with a contract packager and labeler for orally disintegrating tablets.  The total value of this contract is $935,000.   As of December 31, 2011, the Company has paid a total of $935,000, of which $200,000 is considered a stand still fee that has been reflected as a deposit on the balance sheet as of December 30, 2011 and December 31, 2010.  An expense of $276,887 was recorded to operations as research and development costs for the year ended December 31, 2011 and $267,665 was expensed to research and development for the year ended December 31, 2010. The project has been completed and the balance of $190,448 at December 31, 2011 will be used for new product development projects in 2012.  Upon the commencement of product shipped, a 7% royalty on the gross profit related to the orally disintegrating tablet sales will be due on a quarterly basis.  The $200,000 deposit will be applied towards this royalty payment.

The Company will also be responsible for a 4% royalty payment on the sale of a new Acetaminophen product developed by the Company for a pain relief orally disintegrating rapidly dissolving 80mg and 160mg tablets, per a non-current convertible notes payable agreement (see note 9).   All sales of the rapidly dissolving 80mg and 160mg tablets will be subject to this 4% royalty beginning January 1, 2012, and the royalty payments do not begin until the third quarter of 2012.  The royalty payments to the note holders have no minimum guarantee amounts and royalty payments will end only if the product line of Acetaminophen rapidly dissolving 80mg and 160mg tablets are sold to a third party.

On October 19, 2011, the Company was approved for a line of credit from Wells Fargo Bank. This line of credit will allow the Company to borrow up to a maximum of $70,000, at an interest rate of prime plus 1% through June 30, 2012, and prime plus 6.25% annually after June 30, 2012.  The note is secured by personal guarantee by the Company’s CEO.  As of December 31, 2011 there was no outstanding balance related to this line of credit.